As filed with the Securities and Exchange Commission on November 3, 2003

                                             Registration Statement Nos. 2-36429
                                                                        811-2033

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /

   Pre-Effective Amendment No.             / /

   Post-Effective Amendment No. 72         /X/

                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /

Amendment No. 42                           /X/

                        (Check appropriate box or boxes.)
              ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                THE RESERVE FUND
               --------------------------------------------------

                    (Address of Principal Executive Offices)
                           1250 BROADWAY, NEW YORK, NY
                                   10001-3701
                                   (Zip Code)

Registrant's Telephone Number, including Area Code (212) 401-5500

                                   ----------

                           Leonard Wallace, Esq.
                           The Reserve Funds
                           1250 Broadway
                           New York, NY 10001-3701

                     (Name and Address of Agent for Service)

    Approximate date of Proposed Public Offering ... immediately upon filing

It is proposed that this filing will become effective (check appropriate box)

   /X/ immediately upon filing pursuant to paragraph (b)
   / / on (date) pursuant to paragraph (b)
   / / 60 days after filing pursuant to paragraph (a)(1)
   / / on (date) pursuant to paragraph (a)(1)
   / / 75 days after filing pursuant to paragraph (a)(2)
   / / on (date) pursuant to paragraph (a)(2) of rule 485.

If approriate, check the following box:

   / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:

              Leonard Wallace, Esq.
              The Reserve Funds
              1250 Broadway
              New York, NY 10001-3701

[LOGO] THE RESERVE FUNDS
Founders of "The World's First Money-Market Fund"-TM- Est. 1970


                                   PROSPECTUS
                                NOVEMBER 3, 2003



The Reserve Fund (the "Trust"), a registered investment company, offers two classes, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve
Money-Market II ("QRII"), of the Reserve Primary II Fund (the "Fund"), a money-market fund, in this Prospectus.


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                          EXCHANGE COMMISSION ("SEC")
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

TABLE OF CONTENTS


ABOUT THE FUND
Investment Objectives .......................................................  2
Investment Strategies .......................................................  2
Principal Risks of Investing in the Fund ....................................  3
Fees & Expenses .............................................................  4
Fund Management .............................................................  5



YOUR ACCOUNT
How to buy shares ...........................................................  6
How to sell shares ..........................................................  8



ACCOUNT SERVICES ............................................................ 12



DIVIDENDS & TAXES ........................................................... 13



FINANCIAL HIGHLIGHTS ........................................................ 14


QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
Customerservice@reservefunds.com
       or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-SM-

ABOUT THE FUND

The Fund is designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The classes are specifically designed for retail investors.



The Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.



Shares of QRI are available as an exchange option solely to Class A shareholders of the Quaker Funds. Shares of QRII are available as an exchange option solely to Class B and Class C shareholders of the Quaker Funds.



INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity.



    Achievement of the Fund's objective cannot be assured.



INVESTMENT STRATEGIES OF THE FUND. The Fund seeks to maintain a stable $1.00 share price.



    The Fund invests all of its assets in Class 8 shares of the Reserve Primary Fund (the "Primary Fund"), a series of The Reserve Fund, a registered investment company, rather than directly in a portfolio of securities. The Primary Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity. The investment adviser for the Primary Fund (the "Adviser") monitors a range of economic and financial factors and based on that, invests in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Primary Fund's credit quality policies or jeopardizing the stability of the share price.


    This structure is different from that of other Reserve funds and many other investment companies, which directly acquire and manage their own portfolio of securities.


Primary Fund. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers acceptances and letters of credit of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees ("Trustees"), and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in deposit-type obligations of U.S. banking institutions who are members of the Federal Deposit Insurance Corporation ("FDIC") and similar U.S. dollar-denominated obligations of foreign banks located in major industrialized nations in Western Europe, and in other countries such as Australia and Canada, which in the opinion of the Adviser are of similar quality and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. It may not invest in commercial paper.

                                                                  ABOUT THE FUND

    The Primary Fund may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers deemed creditworthy by the Adviser pursuant to the guidelines adopted by the Trustees. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.



    The Primary Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Primary Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Primary Fund adopts a temporary defensive position, it might not be able to attain its objective.



PRINCIPAL RISKS.


The principal risks of the Fund are those risks associated with investment in the Primary Fund, and are those potential occurrences that, in the judgment of the Adviser, have the greatest likelihood of preventing the Fund from attaining its investment objective. The following factors could reduce the Fund's income level and/or share price:



- INTEREST RATES AND YIELD FLUCTUATIONS. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well. In addition, as investments mature, the proceeds are reinvested at rates that may be higher or lower than levels previously earned.



- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. However, the Primary Fund has maintained a constant share price since inception, and will strive to continue to do so.



- CERTAIN PORTFOLIO HOLDINGS. The Primary Fund is subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a fund's ability to dispose of the underlying securities. The Primary Fund's risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, investments in foreign banks involve certain risks that are different from investments in obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.


- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- MONEY-MARKET FUNDS V. EQUITY AND BOND INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUND

FEES & EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



FEE TABLE FOR THE FUND



SHAREHOLDER FEES                                     None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE PRIMARY
  FUND CLASS 8
(Expenses are deducted from Fund assets)

Comprehensive Management Fee *                       0.08%
12b-1 Fee                                            0.00%
                                                    -----
Total                                                0.08%
                                                    =====

ANNUAL FUND OPERATING EXPENSES FOR THE FUND
(Expenses are deducted from Fund assets)



                                          CLASS  CLASS
                                           QRI   QRII
                                          -----  -----
Comprehensive Management Fee *+           0.80%  0.80%
12b-1 Fee                                 0.25%  1.00%
                                          ----   ----
Total                                     1.05%  1.80%
                                          ====   ====


------------


(*) Comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. If the excluded items are equal or greater than 0.01%, a separate line item will be added which reads, "Other Expenses".
(+) Shareholders will not pay comprehensive management fees at both the Fund and Primary Fund levels. Instead, comprehensive management fees incurred by the Fund will be reduced by comprehensive management fees incurred at the Primary Fund level.

                                                                  ABOUT THE FUND

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.



    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether you stayed in a fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



                      ONE YEAR  THREE YEAR
                      --------  ----------
QRI                     $110       $344
QRII                    $189       $585


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI has provided investment advice to mutual funds within the Reserve family of funds. As of October 15, 2003, RMCI had over $22 billion in assets under management.



    RMCI manages the investment portfolio of the Fund, subject to policies adopted by the Trustees. RMCI also manages the investment portfolios of the Primary Fund. Presently, under the terms of the Investment Management Agreement with the Fund, RMCI is paid a comprehensive management fee. Please see "Fees & Expenses of the Fund" for further details. The Fund pays RMCI a comprehensive management fee of 0.80% per year based on the average daily net assets of the Fund.



THE FUND'S DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, P.O. Box 987, Suite 88, Valley Forge, PA 19482, is a sub-distributor of the Fund.



    The Fund has adopted a Rule 12b-1 Plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under the Plan, the distribution expenses are not to exceed an annual rate of the average net asset value of each class as follows: 0.25% and 1.00% of Class QRI and QRII, respectively. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no sales load to invest in the Fund. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV") per share. The Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated at 4:00 pm Eastern time. However, NAV is not calculated and purchase and redemption orders are not accepted on days the New York Stock Exchange ("NYSE") is closed except Good Friday. In addition, NAV is not calculated and purchase and redemption orders are not accepted on Columbus Day and Veterans Day. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Fund.


MINIMUM INITIAL INVESTMENT:

 Regular Accounts       None
 IRA Accounts           $1,000

SUBSEQUENT INVESTMENT REQUIREMENTS:

 Regular Accounts      None
 IRA Accounts          $250


HOW TO PURCHASE


To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to CITCO-Quaker Fund Services, Inc., and mail the form and check to:



                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                          Southeastern, PA 19398-1100



For Overnight or Special Delivery:



                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482



    Your purchase order, if accompanied by payment, will be processed upon receipt by Citco-Quaker Fund Services, Inc., on behalf of the Fund's transfer agent. If the transfer agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 pm Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

                                                                    YOUR ACCOUNT

PURCHASING SHARES BY WIRE TRANSFER


To make an initial purchase of shares by wire transfer, take the following steps:



1.  Call 1-800-220-8888 to inform us that a wire is being sent.



2.  Obtain an account number.



3. Fill out, fax (610-935-3775), and then mail the Account Application to Citco-Quaker Fund Services, Inc.



4.  Ask your bank to wire funds to the account of:



                       Wachovia Bank National Association
                                ABA # 031201467
                       For Credit to Acct # 2000014666991
                  For Further Credit to (Your Name & Acct. #)



    Include your name(s), address and taxpayer identification number or social security number on the wire. The wire should state that you are opening a new Fund account.



    To make subsequent purchases by wire call the Quaker Funds at 1-800-220-8888 to place your order, then contact your bank to wire funds using the instructions listed above. Instruct your bank to include your account number on the wire transfer instructions.



    If you purchase Fund shares by wire, you must complete and file an Application Form with the transfer agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application included with this prospectus, or call Citco-Quaker Fund Services, Inc. and they will send you an application. You should contact your bank (which must be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.



AUTOMATIC INVESTMENT PLAN


You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution that is an Automated Clearing House ("ACH") member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Quaker Funds at 1-800-220-8888.



TELEPHONE PURCHASES


In order to be able to purchase shares by telephone, your authorization for such purchases must have been established for your account prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the NAV determined at the close of business on the day the transfer agent receives payment through the ACH. Call the Quaker Funds at 1-800-220-8888 for details.

YOUR ACCOUNT

    You may make purchases by telephone only if you have an account at a bank that is an ACH member. Most transfers are completed within three business days of your call. The Fund may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Fund does not currently expect to do so.



    The transfer agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming reasonable procedures such as the above have been followed, neither the transfer agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the transfer agent have failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the transfer agent fail to follow such procedures, it may be liable for such losses.


When purchasing shares, please keep in mind:
    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If the correct information cannot be determined, the check or wire is returned.

    - Only federal funds wires are eligible for entry as of the business day received.


    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Investors should be aware it can take up to three (3) business days for payment to be converted to federal funds. Checks delivered to the Fund's offices after 3:00 pm Eastern time, will be considered received the next business day.


    - Investors will be charged a fee (currently $25) for any check that does not clear and will be responsible for any losses suffered by the Fund as a result.



    All initial investments must be accompanied by an Account Application or equivalent information. All investments must be in U.S. dollars. Third party, foreign and traveler's checks, as well as cash, will not be accepted.



HOW TO SELL SHARES.


You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone by calling 1-800-220-8888 or by wire. Shares will be sold at the NAV next determined after the redemption request is received.



BY MAIL


Redemption requests should be mailed via U.S. mail to:



                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                          Southeastern, PA 19398-1100

                                                                    YOUR ACCOUNT

or by overnight or special delivery to:



                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482



    The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:



1.  Your account number;



2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;



3. The signature of all account owners exactly as they are registered on the account;



4.  Any required signature guarantees; and



5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.



    Payment of redemption proceeds will be made no later than the third business day after the valuation data unless otherwise expressly agreed by the parties at the time of the transaction.



SIGNATURE GUARANTEES


A signature guarantee of each owner is required to redeem shares in the following situations, for all transactions:



 (i)  if you change the ownership on your account;



 (ii) when you want the redemption proceeds sent to a different address than is registered on the account;



(iii) if the proceeds are to be made payable to someone other than the account's owner(s);



 (iv)  any redemption transmitted by federal wire transfer to your bank; and



 (v) if a change of address request has been received by Citco-Quaker Fund Services, Inc. or the transfer agent within 15 days previous to the request for redemption.



    In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".



    Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. Notaries cannot provide signature guarantees. Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

YOUR ACCOUNT

BY TELEPHONE


You may redeem your shares in the Fund by calling 1-800-220-8888 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by Citco-Quaker Fund
Services, Inc. or the transfer agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Fund by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you might be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect redemption by telephone if desired.



    If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.



BY WIRE


You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Citco-Quaker Fund Services, Inc. may charge a fee (currently $10) for outgoing wires.



REDEMPTION AT THE OPTION OF THE FUND


If the value of the shares in your account falls to less than $2,000, the Fund may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the rate of redemption. You will have thirty days after notice to bring the account up to $2,000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining very small accounts.



EXCHANGE FEATURE


You may exchange your shares of the Fund for the shares of the Quaker Funds without incurring any additional sales charges. Shares of QRI are available as an exchange option solely to Class A shareholders of the Quaker Funds. Shares of QRII are available as an exchange option to Class B and Class C shareholders of the Quaker Funds. An exchange involves the simultaneous redemption of shares of one fund and purchase of shares of another fund at each fund's respective closing NAV next determined after a request for exchange has been received, and is a taxable transaction. You may direct the Fund to exchange your shares by contacting Citco-Quaker Fund Services, Inc. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Fund to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.



    A pattern of frequent exchange transactions may be deemed by the Fund to be an abusive practice that is not in the best interests of current shareholders of the Fund. Such a pattern may, at the discretion of the Fund, be limited by that Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Fund will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders. The Trustees reserve the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

                                                                    YOUR ACCOUNT

    The Quaker Funds impose a contingent deferred sales charge ("CDSC") on its Class B and C shareholders who redeem their shares before holding them the required number of years to avoid the CDSC. An exchange into QRII will not begin a new required holding period for Quaker shareholders. However if an investor redeems his shares out of QRII prior to the end of his or her required holding period, the CDSC will be charged upon the redemption.



SYSTEMATIC WITHDRAWAL PLAN


Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the CITCO-Quaker Fund Services, Inc. to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Quaker Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire).



    Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or are available by calling Citco-Quaker Fund Services, Inc. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution"(or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. A duly authorized officer(s) must sign the Application and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to Citco-Quaker Fund Services, Inc. Applications and further details may be obtained by calling Citco-Quaker Fund Services, Inc. at 800-220-8888.



THE FUND ASSUMES NO RESPONSIBILITY FOR DELAYS IN THE RECEIPT OF WIRED OR MAILED
                                     FUNDS.


RESERVATION OF RIGHTS.

The Reserve Funds reserves the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, the Fund reserves the right to:

    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,
    - liquidate an account without notice and remit to the shareholder the proceeds, if an account falls below a minimum amount as determined by the Fund,

    - delay sending out redemption proceeds for up to seven days during unusual market conditions or during emergencies as declared by the SEC, NYSE or Federal Reserve; and


    - upon notice charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, copies of Fund redemption checks, shareholder checks, copies of statements and special research services.



ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Citco-Quaker Fund Services, Inc. sent you the statement on which a problem or error first appeared.



SHAREHOLDER COMMUNICATIONS. The Fund will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING. You may redeem shares of the Fund by using your check writing privileges. Once you complete an application or a signature card and certain other documentation, you can write checks for $500 or more against your account. A check will be returned (bounced) and a fee charged under the following circumstances: if you request a stop payment; the check is postdated; the check contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or is written against accounts with insufficient or uncollected funds.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Fund intends to maintain its regulated investment company status for federal income tax purposes, so that it will not be liable for federal income taxes to the extent its taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause the Fund to incur some U.S. taxes. Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in the Fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from The Reserve Funds.



On each day the Fund is open, the Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.



BACKUP WITHHOLDING. As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate required by law of all taxable distributions payable to certain shareholders who fail to provide The Reserve Funds with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that the Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

    Financial information for the Fund is not available because as of the date of this Prospectus, the Fund had not yet commenced investment operations.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

This Prospectus contains the information about each fund which a prospective investor should know before investing.


The Statement of Additional Information ("SAI") contains additional and more detailed information about the funds, and is considered part of this Prospectus.


These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


                      INVESTORS ARE ADVISED TO READ AND RETAIN
                       THIS PROSPECTUS FOR FUTURE REFERENCE.



SEC File Number
The Reserve Fund
811-07293

THE RESERVE FUNDS
                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 | | 800-637-1700
                                   ----------

                      24-HOUR YIELD AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 | | www.reservefunds.com


                      THE RESERVE FUND MONEY-MARKET FUNDS:
                                PRIMARY II FUND
                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information ("SAI") describes The Reserve Fund and one of its money market funds: Primary II Fund (the "Fund").


The Reserve Fund was originally organized as a Maryland corporation on February 1, 1970 and re-organized on October 28, 1986 as a Massachusetts business trust and is an open-end management investment company, commonly known as a "mutual fund". At the date of this SAI, there were seven separate series (funds) authorized and outstanding: Primary, U.S. Government, U.S. Treasury, Primary II, U.S. Government II, U.S. Treasury II and Strategist Money-Market Funds.


The Reserve Fund (the "Trust") is registered with the Securities & Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act").

Additional series (funds) and classes may be added to the Trust in the future by the Board of Trustees ("Board" or "Trustees"). This SAI is not a Prospectus, but provides detailed information to supplement the Prospectus dated November 3, 2003, and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the above address or telephone number. The SEC maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the Funds. This SAI covers the Primary II Fund and is dated November 3, 2003.

                                TABLE OF CONTENTS


                                                                          PAGE
       Description of Fund                                                  3
       Investment Strategies and Risks                                      3
       Management of the Trust                                             11
       Investment Management, Distribution and Custodian Agreements        14
       Information About the Trust                                         16
       How to Buy and Sell Shares                                          17
       Dividends, Distributions and Taxes                                  23
       Yield Information                                                   25
       General Information                                                 26
       Ratings                                                             26
       Financial Statements                                                27



SHARES OF THE FUND ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                             DESCRIPTION OF THE FUND

     The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. This investment objective may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the 1940 Act. The Fund seeks to maintain a stable $1.00 share price. However, achievement of this objective is not guaranteed.

     Investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life).

     The Fund is a diversified mutual fund and, as such, under Section 5(b) of the 1940 Act, must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any issues not greater than 5% of the value of the assets of the fund and not more than 10% of the voting shares of any one issuer. In addition, the Fund intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities.

     Reserve Management Company, Inc. ("RMCI") serves as the Fund's investment adviser. RMCI also serves as investment adviser to the underlying fund in which the Fund invests. Resrv Partners, Inc. ("RESRV"), which is an affiliate of RMCI, is a distributor of the Fund's shares. RMCI and RESRV are located at 1250 Broadway, New York, NY 10001-3701.


     The following information supplements and should be read in conjunction with the Prospectus.

                          INVESTMENT STRATEGIES & RISKS

     The Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund, commonly called a "master/feeder" structure. In that case, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund," rather than investing directly in securities. The master fund, in turn invests in securities using the strategies described in this Prospectus.

     The Fund invests all of its assets in Class 8 shares of the Primary Fund, a series of the Trust, rather than directly in a portfolio of securities. The Primary Fund (the "Primary Fund") seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

POLICIES OF THE FUND. The Fund's investment objective and the following investment policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote").

The Fund cannot:


(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;
(2) issue senior securities except in compliance with the Investment Company Act of 1940;
(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;


(4) invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to the extent that the Fund's investments are concentrated exclusively in U.S. government securities and deposit-type bank obligations or repurchase agreements secured by the permitted obligations.


(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;
(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;
(7) sell any security short or write, sell or purchase any futures contract or put or call option; and
(8)  make investments on a margin basis.

TEMPORARY DEFENSIVE POSITION FOR THE FUND. The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

The Fund would, in adopting a temporary defensive position, buy more conservative U.S. Government securities. Further, in an extreme emergency, the Fund would maintain a large percentage of uninvested cash.

RISKS OF INVESTING IN THE FUND. The principal risk factors associated with investment in the Fund are the risks associated with investment in the Primary Fund.

                                    PRIMARY FUND

The following sections contain more detailed information about the types of instruments in which the Primary Fund may invest, strategies the Adviser may employ, and a summary of related risks, as well as the Primary Fund's policies.

POLICIES OF THE PRIMARY FUND. The Primary Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of the Primary Fund. A majority of the outstanding shares of the Primary Fund means the vote of the lesser of
(i) 67% or more of the shares of the Primary Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). The Primary Fund's investment restrictions are the same as those of the Fund listed above.

     Notwithstanding the investment restrictions, the Primary Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Primary Fund.

     Although the Primary Fund is not currently using a "master/feeder" structure, based upon shareholder approval, it may use a "master/feeder" structure. In that case, rather than investing directly in securities, the Primary Fund would be a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund will invest directly in securities.

STRATEGIES OF THE PRIMARY FUND.

The following section contains information about types of instruments in which the Primary Fund may invest and strategies the Adviser may employ. The Primary Fund may not buy all of these instruments or use all of these techniques; they will be utilized if the Adviser believes that the utilization will help the Primary Fund achieve its investment objective.


U.S. GOVERNMENT SECURITIES. U.S. government securities include a variety of instruments which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

BANK OBLIGATIONS. The Primary Fund may invest in bank obligations that include certificates of deposit, banker's acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a bank's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A banker's acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

     Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.

FOREIGN BANK OBLIGATIONS. The Primary Fund may invest in obligations of foreign banks and foreign branches of U.S. and foreign banks which at the time of investment have more than $25 billion (or the equivalent in other currencies) in total assets. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.


MUNICIPAL OBLIGATIONS. The Primary Fund may invest in municipal obligations. The interest on these municipal obligations is typically not exempt from federal income tax. They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

     The Primary Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Primary Fund may invest, pursuant to guidelines established by the Trustees.

     Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Primary Fund's ability to purchase municipal securities on a when-issued basis. At the time the Primary Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Primary Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that the Primary Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

     Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

COMMERCIAL PAPER. The Primary Fund may not invest in commercial paper.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement ("repo") transaction occurs when the Primary Fund purchases and simultaneously contracts to resell securities at fixed prices. The Primary Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Primary Fund's Trustees. Repos are considered by the SEC staff to be loans by the fund that enters into them. Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the Primary Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. The Primary Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Primary Fund's Custodian. If the seller defaults on the repurchase obligation, the Primary Fund could incur a loss and may incur costs in disposing of the underlying security. The Primary Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven (7) days.

     Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Primary Fund has valued the instruments. The liquidity of the Primary Fund's investments is monitored under the supervision and direction of the Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

     The Primary Fund may sell securities in a reverse repo when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repo transaction, the seller (Primary Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. By repaying the repo counterparty the value received plus interest, the Primary Fund repurchases the transferred security. It is the Primary Fund's policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Primary Fund at the time of the transaction.

SECURITIES LENDING AGREEMENTS. To increase its income, the Primary Fund may lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest and must consist of cash or securities of the U.S. government (or its agencies or instrumentalities). The Primary Fund receives an amount equal to the interest on loaned securities and also receive negotiated loan fees. The Primary Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Primary Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days. The Primary Fund may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. The collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest.

RISKS OF INVESTING IN THE PRIMARY FUND. The principal risk factors associated with investment in the Primary Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities, which comprise the Fund's assets; consequently when you sell (redeem) your shares of the Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Primary Fund that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held, which have been outlined above.

     The Primary Fund follows regulations set forth by the SEC that dictate the quality requirements for money-market mutual funds. These require the Primary Fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO"s), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by RMCI pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by RMCI. Money-market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by the Primary Fund, the RMCI would take such action, including no action, as determined to be in the best interest of the Primary Fund by the Trustees.

BORROWING BY THE PRIMARY FUND. The Primary Fund has the authority to borrow money (including reverse repos involving sales by the Primary Fund of portfolio securities concurrently with an agreement by the Primary Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject the Primary Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Primary Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the Primary Fund will not purchase securities while borrowings are outstanding.

TEMPORARY DEFENSIVE POSITION FOR THE PRIMARY FUND. The Primary Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, the Primary Fund may take temporary defensive positions that are inconsistent with the Primary Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Primary Fund adopts a temporary defensive position, it might not be able to attain its objective.

The Primary Fund would, in adopting a temporary defensive position, buy more conservative U.S. Government securities. Further, in an extreme emergency, the Primary Fund would maintain a large percentage of uninvested cash.

TRANSACTION CHARGES AND ALLOCATION. With respect to the Primary Fund in which the Fund invests its assets, RMCI is responsible for decisions to buy and sell securities, broker-dealer selection and negotiation of commission rates.

As investment securities transactions made by the Primary Fund are normally principal transactions at net prices, the Primary Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Primary Fund has not paid any brokerage commissions during the past three fiscal years.

      Subject to the overall supervision of the officers of the Primary Fund and the Trustees, RMCI places all orders for the purchase and sale of the Primary Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Primary Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Primary Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Primary Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.


                             MANAGEMENT OF THE TRUST


     The Fund's Trustees are responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Fund and those companies that furnish services to the Fund. The Board and the Executive Officers of the Fund oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds, with the exception of Fr. Harrington, a Director of The Bear Stearns Companies, Inc. (financial services institution/broker dealer) since 1993 and Patrick Foye, a Director of the Philadelphia Trust Company since 2002.


Each Trustee who is considered an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name. Unless otherwise noted, the address of each Trustee and Officer is The Reserve Funds 1250 Broadway, New York, NY 10001-3701.


     Trustees and Executive Officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below:


TRUSTEES


                                                       TERM OF OFFICE**
                              CURRENT POSITIONS HELD     AND LENGTH OF         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                WITH THE FUNDS           SERVICE                 THE LAST FIVE YEARS
------------------            ----------------------   ------------------   ------------------------------------
BRUCE R. BENT*                Chairman, Chief          Since 2000           President of Reserve Management
Age: 66                       Executive Officer                             Company, Inc. ("RMCI"), Director and
                              and Trustee of The                            Chairman/Chief Executive Officer of
                              Reserve Fund                                  Reserve Management Corporation
                              ("RF"), Reserve                               ("RMC"); Chairman and Director of
                              Tax-Exempt Trust                              Resrv Partners, Inc. ("RESRV") (2000
                              ("RTET"), Reserve                             - present) and Chairman and Director
                              New York Tax-Exempt                           of the Reserve International Liquidity
                              Trust ("RNYTET"),                             Fund (USD) Ltd. (1990 - present)
                              Reserve Municipal
                              Money-Market Trust                            Co-founder of The Reserve Funds
                              ("RMMMT") and                                 (1970); various executive officer
                              Reserve Private                               positions (1970 - 2000).
                              Equity Series
                              ("RPES").

NON INTERESTED TRUSTEES

EDWIN EHLERT, JR.             Trustee of RF, RTET,     Since 1970           Retired. President, Premier
Age: 72                       RNYTET, RMMMT                                 Resources, Inc. (meeting management
2584 Morningstar Road         and RPES.                                     firm) (1987 - 2001).
Manasquan, NJ 08736

PATRICK J. FOYE               Trustee of RF, RTET,     Since 2000           Deputy Chairman of Long Island Power
Age: 46                       RNYTET, RMMMT                                 Authority (corporate municipal
c/o AIMCO                     and RPES.                                     instrumentality) (1995 - present).
2000 S. Colorado Blvd.                                                      Executive Vice President of Apartment
Tower Two                                                                   Investment and Management Company
Suite 2-1000                                                                ('AIMCO') (real estate investment
Denver, CO 80222                                                            trust) (1998 - present); Partner,
                                                                            Skadden, Arps, Slate, Meagher & Flom
                                                                            LLP, (1989-1998) (Law Firm).

DONALD J. HARRINGTON, C.M.    Trustee of RF, RTET,     Since 1987           President of St. John's University,
Age: 57                       RNYTET, RMMMT                                 NY (1989 - present).
c/o St. John's University     and RPES.
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS          Trustee of RF, RTET,     Since 1999           Retired. Former Chief Operating
Age: 56                       RNYTET, RMMMT                                 Officer of The Bear Stearns
286 Gregory Road              and RPES.                                     Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND            Trustee of RF, RTET,     Currently, since     Retired. Former President and COO of
Age: 62                       RNYTET, RMMMT            1999. (Previously,   Long Island Bankcorp (1980 - 1996).
110 Grist Mill Lane           and RPES.                1987 - 1990)
Plandome Manor, NY
11030-1110


* MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS


                                                        TERM OF OFFICE**
                               CURRENT POSITIONS         AND LENGTH OF          PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE            HELD WITH THE FUNDS           SERVICE                  THE LAST FIVE YEARS
------------------            ----------------------   ------------------   ------------------------------------
BRUCE R. BENT II              President and            Since 2000 and       Senior Vice President, Secretary
Age: 37                       Assistant                2002, respectively   and Assistant Treasurer of RMCI;
                              Treasurer of RF,                              Senior Vice President, Secretary
                              RTET, RNYTET,                                 and Assistant Treasurer of RMC;
                              RMMMT and RPES                                and, Secretary and Director of
                                                                            RESRV (2000 - present). Trustee of
                              Trustee of RMMMT.                             RF, RTET, RNYTET, and RPES (1999 -
                                                                            2001). Vice President RMC, RMCI and
                                                                            RESRV (1992 - 2000).

ARTHUR T. BENT III            Chief Operating          Since 2000 and       Chief Operating Officer/Treasurer,
Age: 35                       Officer/Treasurer,       2002, respectively   Senior Vice President and Assistant
                              Senior Vice                                   Secretary of RMCI; President,
                              President and                                 Treasurer and Assistant Secretary
                              Assistant                                     of RMC; and, Treasurer and Director
                              Secretary of RF,                              of RESRV (2000 - present). Vice
                              RTET, RNYTET,                                 President RMC, RMCI and RESRV (1997
                              RMMMT and RPES.                               - 2000).

                              Trustee of RMMMT.


     Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE

                       FOR FISCAL YEAR ENDED MAY 31, 2003


                                                       AGGREGATE               TABLE TOTAL COMPENSATION
                                                      COMPENSATION           FROM TRUST AND TRUST COMPLEX
    NAME OF TRUSTEE, POSITION                          FROM TRUST        (3 ADDITIONAL TRUSTS) PAID TO TRUSTEE
    -------------------------                         ------------       -------------------------------------
    Bruce R. Bent, Chairman/CEO and Trustee           $          0                     $        0
    Edwin Ehlert, Jr., Trustee                               8,000                         40,000
    Patrick J. Foye, Trustee                                 8,000                         40,000
    Rev. Donald J. Harrington, Trustee                       8,000                         40,000
    William J. Montgoris, Trustee                            8,000                         40,000
    William E. Viklund, Trustee                              7,300                         36,500


     The members of the Board of Trustees who are not "Interested Trustees" are paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.

                 EQUITY SECURITIES OWNED AS OF DECEMBER 31, 2002


                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                            DOLLAR RANGE            SECURITIES IN ALL REGISTERED INVESTMENT
                                                        OF EQUITY SECURITIES         COMPANIES OVERSEEN BY TRUSTEE IN THE
   NAME OF TRUSTEE, POSITION                               IN THE TRUST*                FAMILY OF INVESTMENT COMPANIES
  --------------------------------------------------   ---------------------       -----------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee                  Over $100,000                             Over $100,000
  Edwin Ehlert, Jr., Trustee                                $1-$10,000                                 $1-$10,000
  Patrick J. Foye, Trustee                                 Over $100,000                             Over $100,000
  Rev. Donald J. Harrington, Trustee                           None                                 $10,001-$50,000
  William J. Montgoris, Trustee                          $50,001-$100,000                          $50,001-$100,000
  William E. Viklund, Trustee                                  None                                 $10,001-$50,000


* The Trustees, as a group, own less than 1% of any class of the Trust.


The Joint Board has a Review Committee, Nominating Committee and Valuation Committee. The Review Committee, which performs the functions of an audit committee, reviews compliance procedures and practices, oversees the Funds' accounting and financial reporting policies and practices and oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof. The members of the Review Committee, which met once during the last fiscal year, include all of the Board's independent trustees: Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund. The Review Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures.

CODE OF ETHICS. The Trust, the Adviser and RESRV have adopted a Code of Ethics ("Code"), conforming to the requirements of Rule 17j-1 under the Investment Company Act of 1940. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Code, an Access person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS


INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI" or "Adviser"), 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Fund and provides it with investment advice. The Fund invests substantially all of its assets in the Primary Fund, which is managed by RMCI. RMCI has provided investment advisory services to registered investment companies since 1971. As of October 15, 2003, the Adviser managed approximately $22 billion in assets. The Adviser is an affiliate of RESRV Partners, Inc.

     Under the Investment Management Agreement, RMCI manages the Fund's investments in accordance with the Fund's investment objective and policies, subject to overall approval by the Trustees.

     Presently, under the terms of the Investment Management Agreement with the Fund, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets.

     In addition, the Fund pays a 12b-1 fee, which is described below in the section entitled, "Plan of Distribution".

     From time to time, RMCI may waive its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     The Investment Management Agreement for the Fund may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of the Fund or by RMCI.

DISTRIBUTION AGREEMENT. The Fund's Distributor is RESRV (the "Distributor"). The Fund has authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is the "principal underwriter" for the Fund within the meaning of the 1940 Act, and as such acts as agent in arranging for the continuous offering of II Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of its choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares.

     The Distribution Agreement may be renewed annually if specifically approved by the Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the II Fund.

PLAN OF DISTRIBUTION. The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Trustees and approved by its shareholders. Under the Plan, the Fund makes assistance payments to brokers, financial institutions and other financial intermediaries such as brokers and financial institutions ("Firms") for shareholder accounts ("qualified accounts") at an annual rate not to exceed an annual rate of 1.00% of the average net asset value of the respective Class of the Fund (the "12b-1 fees"). Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. Any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management. RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.

     Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.


     The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of a fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.


TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Reserve Fund acts as its own transfer agent and dividend-paying agent.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS. J.P. Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is Custodian of the Fund's securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286; and, State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 are Custodians for the Fund for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers, LLP serves as the Fund's independent accountants.

                          INFORMATION ABOUT THE TRUST

     The Reserve Fund's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of the Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of the Fund upon liquidation. The Trustees do not intend to hold annual shareholder meetings but will call such special shareholder meetings as may be required under the 1940 Act (e.g., to approve a new investment management agreement or change the fundamental investment policies) or by the Declaration of Trust.

     Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of the Fund, shareholders are entitled to share, pro rata, in the net assets of Fund available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

     Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the Fund, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Trustees. The Fund intends to conduct its operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     To date, the Trustees have authorized the creation of seven series (funds) of The Reserve Fund: Primary, U.S. Government, U.S. Treasury, Strategist Money-Market, Primary II, U.S. Government II, and U.S. Treasury II Funds. The Primary, U.S. Government, and U.S Treasury Funds offer eight (8) classes of shares: Class 8, 15, 25, 35, 45, Treasurer's Trust, 75 and R. The Strategist Money-Market Fund offers one class of shares. Primary II, U.S. Government II, and U.S. Treasury II Funds offer eighteen (18) classes of shares: RA, RB, RC, RD, RE, RF, RG, RH, RI, RJ, RK, RL, RM, RN, RO, RP, QRI and QRII.

     All consideration received by the Trust for shares of one of the funds and/or classes and all assets in which such consideration is invested will belong to that fund and/or class (subject only to rights of creditors of the fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. The Trust has the ability to create, from time to time, new series and/or classes without shareholder approval.

     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for a fund's obligations unless, as in this instance, the Declarations of Trust provide, in substance, that no shareholder or trustee shall be personally liable for the Fund, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a Majority Vote of the class affected.


                           HOW TO BUY AND SELL SHARES


PURCHASES -- GENERAL. Shares of the Fund are sold without a sales charge. You may be charged a fee if you effect transactions in shares of the Fund through a securities dealer, bank or other financial institution. The Fund reserves the right to reject any purchase order.

     There is no minimum initial or subsequent investment in the Fund, unless you are a client of a securities dealer, bank or other financial institution, which maintains an omnibus account in the Fund, or if you are an IRA customer. The minimum initial investment for an IRA is $1000 and minimum subsequent investment is $250.


HOW TO PURCHASE


           BY CHECK. (drawn on a U.S. bank). Please mail to Quaker Funds c/o Citco-Quaker Fund Services, Inc. P.O. Box C1100 Southeastern, PA 19398-1100. You must include your account number (or Taxpayer Identification Number) on the face of the check and make the check payable to Quaker Funds.

           BY WIRE. Prior to calling your bank, call Quaker Funds at 1-800-220-8888, or call the Firm from which you received this Prospectus, for specific instructions.

           AUTOMATIC INVESTMENT PLAN. You may purchase shares of the Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government.
           You can take advantage of the plan by filling out the Automatic Investment Plan section on the Account Application included with the Prospectus. You may only select this option if you have an account maintained at a domestic financial institution that is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. You may also purchase shares automatically by arranging to have your payroll deposited directly into your account. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call Quaker Funds at 1-800-220-8888.

     The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Fund. In addition, the Fund does not accept cash investments or travelers or third party checks. The Fund reserves the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Fund. In addition, the Fund reserve the right to change the minimum investment amount at any time.

     The Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Fund must be notified before 4:00 PM (Eastern time) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to Quaker Funds' offices after 3:00 PM (Eastern time) will be considered received the next business day. Investors will be charged a fee for any check that does not clear. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, The Reserve Funds must be notified before 3:00 PM (Eastern time) of the amount to be transmitted and the account to be credited. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt.

     Subject to the approval of the Trust, shares of the Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

     IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR BY AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of the Primary Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

     The extent of any deviation between the Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Boards. If such deviation exceeds 1/4 of 1%, the Trustees will consider promptly what action, if any, will be initiated (The Reserve Funds is required by the SEC to contact the Trustees if the deviation is 1/2 of 1%). In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV. The NAV is calculated at 4:00 PM. Eastern time. However, NAV is not calculated and purchase orders are not accepted on days the NYSE is closed except Good Friday. In addition, NAV is not calculated and purchase orders are not accepted on Columbus Day or Veterans Day. The NAV of the Fund is normally maintained at $1.00 per share. No fund can guarantee that its NAV will always remain at $1.00 per share.

     The NAV per share of the Fund is computed by dividing the value of the net assets of each fund (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit the Fund to be able to maintain a stable NAV.

     In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.

SHARE CERTIFICATES. Share certificates are not issued by the Fund.

REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (with signature guarantee, if necessary), account number, fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

(1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account or
(2) redemptions on accounts whose address has been changed within the past 30 days; or

(3) redemption requests to be sent to someone other than the account owner or the address of record.


     You may redeem by calling the Fund at 800-220-8888. Unless you decline telephone privileges on your application and the Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

     Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Fund may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information about signature guarantees, please call 800-220-8888.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the CITCO-Quaker Fund Services, Inc. to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Quaker Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire).

Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or are available by calling Citco-Quaker Fund Services, Inc. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution"(or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. A duly authorized officer(s) must sign the Application and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to Citco-Quaker Fund Services, Inc. Applications and further details may be obtained by calling Citco-Quaker Fund Services, Inc. at 800-220-8888.

CHECKING. You may redeem shares of the Fund by using your check writing privileges. Once you complete an application or a signature card and certain other documentation, you can write checks for $500 or more against your account. A check will be returned (bounced) and a fee charged under the following circumstances: if you request a stop payment; the check is postdated; the check contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or is written against account with insufficient or uncollected funds.

STOP PAYMENTS. The Fund will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Fund by 3:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

EXCHANGE PRIVILEGE. A shareholder may exchange shares of the Fund at NAV for shares of the Quaker Funds. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests.

     The exchange privilege is not available for shares that have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-220-8888, that it deems to be valid. The Fund and its affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, the Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

     Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes.

     The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of a fund's other shareholders and, at the Adviser's discretion, may be limited by the fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Fund does not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. The Fund must receive telephone and written exchange requests by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by the Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR AUTOMATIC
INVESTMENT PLAN, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR
THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

     If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the fund, the investment adviser or the distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Fund, the investment adviser or the distributor.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

The Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and the Fund are open for business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

     The Fund is currently required by federal law to withhold at the current rate required by law of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) The Reserve Funds is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder's social security number.

     The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein.

     INVESTORS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISOR(S) WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

     Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     The Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Fund may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund, which constituted "exempt-interest dividends."

     Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.


     The exemption from federal income tax of dividends derived from interest on municipal obligations does not necessarily result in exemption under the tax laws of any state or local taxing authority.



     Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisors before purchasing shares of the Fund. The term
"substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user. Further, shareholders are advised to consult with their tax advisers regarding the applicability of state and local taxes to an investment or income therefrom in the Fund, which may differ from the federal income tax consequences described above.


                                YIELD INFORMATION

     As of the date of the current prospectus, the Fund had not yet commenced investment operations.

     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding

1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


     Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

     Yield information is useful in reviewing the Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit, which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity, which will reduce their return.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from various industry publications. From time to time, the Fund in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.


                               GENERAL INFORMATION


JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Fund assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Fund harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although the Fund is offering only its own shares, it is possible that the Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND ACCOUNT STATEMENTS. Shareholders receive an Annual Reports containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, Semi-Annual Report, will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in the Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to the Fund immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

INQUIRIES. Shareholders should direct their inquiries to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700 or to Quaker Funds c/o Citco-Quaker Fund Services, Inc. P.O. Box C1100 Southeastern, PA 19398-1100 or 800-220-8888.

                                     RATINGS

The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus(+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.




                              FINANCIAL STATEMENTS


     As of the date of the current prospectus, the Fund had not yet commenced investment operations.

PART C

Item 23. Exhibits

   (a) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

   (b) Bylaws and Amendments filed as an exhibit to Registrant's
   Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

   (c) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

   (d)(1) Form of Investment Management Agreement for the Strategist Money Market Fund filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

   (d)(2) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

   (d)(3) Form of Investment Management Agreement for Primary II, U.S. Government II and U.S. Treasury II Funds filed as an exhibit to Registrants Post-Effective Amendment #66 dated February 11, 2002, and incorporated by reference.

   (e) Form of Distribution Agreement filed as an exhibit to Registrant's Post Effective Amendment #64, dated July 31, 2001, and incorporated by reference.

   (f) Pension Plan of Reserve Management Corporation was filed as an exhibit to Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 dated July 31, 1989 and incorporated by reference.

   (g)(1) Global Custodian Agreement with Chase Manhattan Bank filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

   (g)(2) Amendment to Global Custodian Agreement filed as an exhibit to Registrant's Post-Effective Amendment No. 64, dated July 31, 2001, and incorporated by reference.

   (h) Not applicable

   (i) Opinion of Counsel

   (j) Not applicable

   (k) Not applicable

   (l) Not applicable

   (m)(1) Plan of Distribution Primary, U.S. Government, U.S. Treasury and Strategist Money-Market Funds filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

   (m)(2) Plan of Distribution for Primary II, U.S. Treasury II and U.S. Government II Funds filed as an exhibit to Registrant's Post-Effective Amendment #66 dated February 11, 2002 and incorporated by reference.

   (n) Registrant's Plan Pursuant to Rule 18f-3 filed as an exhibit to Registrant's Post-Effective Amendment #66 dated February 11, 2002 and incorporated by reference.

   (o) Reserved

   (p) Code of Ethics filed as an exhibit to Registrant's Post-Effective Amendment #64, dated July 31, 2001, and incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant

   Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

                       POSITION WITH
NAME                   THE ADVISER              OTHER BUSINESSES
Bruce R. Bent          Chairman/CEO             Chairman/CEO, Director of
                                                Reserve Management
                                                Corporation ("RMC"); Chairman
                                                and Director of Resrv Partners,
                                                Inc. ("Resrv"), both of the same
                                                address as the Trust.

Bruce R. Bent II       President and            Senior Vice President, Secretary and
                       Secretary                Director of RMC; Director of Resrv.

Arthur T. Bent III     Senior Vice President    President, Treasurer and
                       and COO/Treasurer        Director of RMC and Treasurer
                                                and Director of Resrv.

Item 27. Principal Underwriters

   (a) Resrv Partners, Inc. ("Resrv"), the principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust and Reserve Private Equity Series.

   (b) The following table contains information with respect to each director, officer or partner of Resrv:

NAME AND PRINCIPAL       POSITION & OFFICE       POSITION & OFFICE
BUSINESS ADDRESS         WITH UNDERWRITER        WITH FUND
Bruce R. Bent            Chairman/CEO            Chairman/CEO and Trustee
1250 Broadway
New York, NY 10001

Bruce R. Bent II         Secretary and           President and Assistant Treasurer
1250 Broadway            Assistant Treasurer.
New York, NY 10001

Arthur T. Bent III       Treasurer and           Chief Operating Officer/Treasurer Senior Vice
1250 Broadway            Assistant Secretary     President and Assistant Secretary
New York, NY 10001

Mary A. Belmonte         President &             None
1250 Broadway            Compliance Officer
New York, NY 10001

Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

   See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

   Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (a) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 3rd day of November 2003.

                             THE RESERVE FUND


                              By: /s/ Bruce R. Bent
                                ---------------------------
                                Bruce R. Bent, Chairman and CEO

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 72 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                           DATE
/s/ Bruce R. Bent           Chairman and CEO Trustee and (principal         November 3, 2003
----------------------      executive operating and financial officer)
Bruce R. Bent

*                           Trustee                                         November 3, 2003
----------------------
Edwin Ehlert Jr.

*                           Trustee                                         November 3, 2003
----------------------
Donald J. Harrington

*                           Trustee                                         November 3, 2003
----------------------
William E. Viklund

*                           Trustee                                         November 3, 2003
----------------------
William Montgoris

*                           Trustee                                         November 3, 2003
----------------------
Patrick Foye

/s/ Bruce R. Bent II        President and Trustee                           November 3, 2003
----------------------
Bruce R. Bent II

/s/ Arthur T. Bent III      COO/Treasurer, Senior                           November 3, 2003
----------------------      Vice President and Trustee
Arthur T. Bent III

----------
     *Attorney-in-Fact